    As Filed With The Securities And Exchange Commission On July 15, 1997

                                                       Registration No. 33-7033
                                                                    811-4734
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.


                        Post-Effective Amendment No. 8

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 9

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT II


                          (Exact Name of Registrant)
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                            (Formerly National Home
                            Life Assurance Company)


                              (Name of Depositor)

                                20 Moores Road
                          Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (800) 523-7900

                      Kimberly A. Scouller, Esquire
                  Providian Life and Health Insurance Company
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)


                                  Copies to:
                           Michael Berenson, Esquire
                      Jorden Burt Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


[x] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_] On ________________, pursuant to paragraph (b)(1)(v) of Rule 485.

[_] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On ________________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of securities being offered. Registrant filed the Rule 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

                            Cross Reference Sheet
                             Pursuant to Rule 481

               Showing Location in Part A (Prospectus) and Part B
             (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4


                                    PART A


                                                 Applicable Contract
Item of Form N-4                                 Prospectus Caption
----------------                                 ------------------
1.  Cover Page.................................. Cover Page
2.  Definitions................................. Definitions
3.  Synopsis.................................... Expense Fee Table, Questions and Answers
                                                 About the Contract
4.  Condensed Financial Information............. Condensed Financial Information
5.  General
    (a)     Depositor........................... National Home Life Assurance Company
    (b)     Registrant.......................... National Home Life Assurance Company
                                                 Separate Account II
    (c)     Portfolio Company................... The Variable Insurance Products Fund
    (d)     Fund Prospectus..................... The Variable Insurance Products Fund
    (e)     Voting Rights....................... Voting Rights
    (f)     Administrators...................... Contract Owner Inquiries
6.  Deductions and Expenses..................... Charges and Deductions
    (a)     General............................. Other Charges; Taxes
    (b)     Sales Load %........................ Surrender Charges
    (c)     Special Purchase Plan............... N/A
    (d)     Commissions......................... Distributor of the Contracts
    (e)     Expenses - Registrant............... Taxes
    (f)     Fund Expenses....................... The Variable Insurance Products Fund Expenses
    (g)     Organizational Expenses............. N/A
7.  Contracts
    (a)     Persons with Rights................. The Contract; Distributions Under the Contract;
                                                 Voting Rights
    (b)     (i)  Allocation of Purchase Payments Allocation of Purchase Payments
           (ii)  Transfers...................... Transfers
           (iii)  Exchanges..................... N/A
    (c)    Changes.............................. Additions, Deletions or Substitutions of
                                                 Investment
    (d)    Inquiries............................ Contract Owner Inquiries
8.  Annuity Period.............................. Annuity Income Options
9.  Death Benefit............................... Death of Annuitant Prior to Annuity Date
10. Purchases and Contract Value
    (a)    Purchases............................ Contract Application and Purchase Payments;
                                                 Accumulated Value
    (b)    Valuation............................ Accumulated Value
    (c)    Daily Calculation.................... Accumulated Value
    (d)    Underwriter.......................... Distributor of the Contracts

11.  Redemptions
     (a)  -  By Owners................. Full and Partial Surrenders
          -  By Annuitant.............. Annuity Income Options
     (b)  Texas ORP.................... N/A
     (c)  Check Delay.................. Full and Partial Surrenders
     (d)  Lapse........................ N/A
     (e)  Free Look.................... Can the Contract be Returned After it is
                                        Delivered?; The Contract
12.  Taxes............................. Federal Tax Matters
13.  Legal Proceedings................. Part B:  Legal Proceedings
14.  Table of Contents for the Statement
     of Additional Information......... Statement of Additional Information

                                    PART B


Item of Form N-4                  Statement of Additional Information Caption
----------------                  -------------------------------------------

15.  Cover Page.......................... Cover Page
16.  Table of Contents................... Table of Contents
17.  General Information and History..... National Home
18.  Services
     (a)  Fees and Expenses of Registrant N/A
     (b)  Management Contracts .......... N/A
     (c)  Custodian...................... N/A
          Independent Public Accountant.. Independent Accountant
     (d)  Assets of Registrant........... Safekeeping of Account Assets
     (e)  Affiliated Persons............. N/A
     (f)  Principal Underwriter.......... Distribution of Contract
19.  Purchase of Securities
     Being Offered....................... Distribution of Contract
20.  Underwriters........................ Distribution of Contract
21.  Calculation of Performance Data..... N/A
22.  Annuity Payments.................... Computation of Variable Annuity Income
                                          Payments
23.  Financial Statements................ Financial Statements


     This filing hereby incorporates by reference the previously filed post-effective amendment to this registration statement. However, the audited financial statements filed as part of such previously filed post-effective amendment are no longer current and therefore should not be relied on as an accurate reflection of the current financial condition of the depositor or the registrant. Current audited financial statements are periodically distributed to current policyholders in accordance with the no-action position articulated in Great-West Life & Annuity Insurance Company (no-action letter dated October 23, 1990, ref. no. IP-13-90).

                               OTHER INFORMATION


Item 32.  Undertakings

The following undertaking is in addition to those already included in the registration statement:

     (f) Providian Life and Health Insurance Company (formerly known as National Home Life Assurance Company) represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Providian Life and Health Insurance Company Separate Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 15th day of July, 1997.


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 SEPARATE ACCOUNT II (REGISTRANT)


                                 By: Providian Life and Health Insurance Company

                                     /s/ DAVID J. MILLER*
                                 By: ___________________________________________
                                     David J. Miller, President


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 (DEPOSITOR)

                                     /s/ DAVID J. MILLER*
                                 By: ___________________________________________
                                     David J. Miller, President


*By: /s/ R. Michael Slaven
     -----------------------
     R. Michael Slaven
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.



       Signature                                    Title                               Date
       ---------                                    -----                               ----


/s/ DAVID J. MILLER*               Director, President and                         July 15, 1997
---------------------------        Chief Operating Officer
David J. Miller

/s/ DENNIS E. BRADY*               Director, Senior Vice President, Treasurer      July 15, 1997
---------------------------        and Senior Financial Officer (Chief
Dennis E. Brady                    Accounting Officer)

/s/ ELLEN S. ROSEN*                Director Vice President and Associate           July 15, 1997
---------------------------        General Counsel
Ellen S. Rosen

/s/ THOMAS B. NESSPOR*             Director and Vice President                     July 15, 1997
---------------------------
Thomas B. Nesspor

/s/ JULIE S. CONGDON*              Director, Vice President and Associate          July 15, 1997
---------------------------        General Counsel
Julie S. Congdon

/s/ SUSAN E. MARTIN*               Director, Vice President, Secretary             July 15, 1997
---------------------------        and Associate General Counsel
Susan E. Martin

/s/ KEVIN P. McGLYNN*              Director and Senior Vice President              July 15, 1997
---------------------------
Kevin P. McGlynn

/s/ JOHN C. PRESTWOOD, JR.*        Director, Vice President and Actuary            July 15, 1997
---------------------------
John C. Prestwood, Jr.

/s/ MARTIN RENNINGER*              Director and Senior Vice President              July 15, 1997
---------------------------
Martin Renninger

*By: /s/ R. Michael Slaven
     ----------------------
     R. Michael Slaven
     Attorney-in-fact